Share-based Compensation (Share Option Assumptions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	2.40%	3.65%	3.92%
Exercise Multiple	2.39	2.62	2.00
Expected Forfeiture Rate (Post-vesting)	3.42%	0.75%	0.59%
Weighted average expected option life	10 years	10 years	10 years
Volatility rate	51.00%	72.00%	75.00%
Dividend yield	0.00%	0.00%	0.00%
Share price	$ 1.600	$ 1.622	$ 1.236
Non-Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	2.43%	2.70%	3.41%
Exercise Multiple			2.17
Expected Forfeiture Rate (Post-vesting)	0.00%	0.00%	0.00%
Weighted average expected option life	10 years	10 years	10 years
Volatility rate	53.00%	67.00%	65.00%
Dividend yield	0.00%	0.00%	0.00%
Share price	$ 1.619	$ 1.001	$ 0.648